DEBT - Schedule of Line of Credit Facilities (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended					12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Mar. 31, 2016	Jan. 31, 2015	Dec. 22, 2014	Oct. 16, 2014	Sep. 18, 2014	May 09, 2014	Feb. 05, 2014	Oct. 28, 2013	Oct. 01, 2013	Jul. 31, 2013
Golar Eskimo
Debt Instrument [Line Items]
Consideration for the sale									$ 388.8
Line of Credit | Secured Debt | Golar Seal Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																$ 133.2
Proceeds from lines of credit						$ 127.9
Excess cash provided to liquidity								$ 50.0
Line of Credit | Secured Debt | Golar Celsius Facility
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 133.2
Proceeds from lines of credit						$ 128.4
Line of Credit | Secured Debt | Golar Crystal Facility
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 133.2
Proceeds from lines of credit				$ 127.9
Line of Credit | Secured Debt | Golar Penguin Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 133.2
Proceeds from lines of credit			$ 128.9
Line of Credit | Secured Debt | Golar Bear Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 133.2
Proceeds from lines of credit			$ 129.3
Line of Credit | Secured Debt | Golar Frost Facility
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 134.8
Proceeds from lines of credit		$ 131.3
Line of Credit | Secured Debt | Golar Igloo Facility
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 161.3
Proceeds from lines of credit	$ 161.3				$ 161.3
Line of Credit | Secured Debt | Golar Eskimo Facility
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 162.8
Proceeds from lines of credit					$ 162.8
Line of Credit | Secured Debt | $1.125 billion newbuild facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 1,125.0										$ 1,125.0
Proceeds from lines of credit							$ 1,098.0